Expense Example - Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional)	Apr. 30, 2025 USD ($)
Allspring Emerging Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 692
Expense Example, with Redemption, 3 Years	976
Expense Example, with Redemption, 5 Years	1,281
Expense Example, with Redemption, 10 Years	2,143
Allspring Emerging Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	656
Expense Example, with Redemption, 5 Years	1,138
Expense Example, with Redemption, 10 Years	2,469
Allspring Emerging Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	1,185
Allspring Emerging Growth Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	1,586
Allspring Emerging Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,301
Allspring Large Cap Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	654
Expense Example, with Redemption, 3 Years	828
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	1,561
Allspring Large Cap Value Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	868
Expense Example, with Redemption, 10 Years	1,898
Allspring Large Cap Value Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	238
Expense Example, with Redemption, 10 Years	539
Allspring Large Cap Value Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	963
Allspring Large Cap Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	662
Allspring Small Company Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	698
Expense Example, with Redemption, 3 Years	974
Expense Example, with Redemption, 5 Years	1,270
Expense Example, with Redemption, 10 Years	2,109
Allspring Small Company Growth Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	306
Expense Example, with Redemption, 3 Years	653
Expense Example, with Redemption, 5 Years	1,127
Expense Example, with Redemption, 10 Years	2,435
Allspring Small Company Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	1,147
Allspring Small Company Growth Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	698
Expense Example, with Redemption, 10 Years	1,548
Allspring Small Company Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	1,262
Allspring Small Company Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	685
Expense Example, with Redemption, 3 Years	949
Expense Example, with Redemption, 5 Years	1,233
Expense Example, with Redemption, 10 Years	2,040
Allspring Small Company Value Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	628
Expense Example, with Redemption, 5 Years	1,090
Expense Example, with Redemption, 10 Years	2,367
Allspring Small Company Value Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	1,072
Allspring Small Company Value Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	658
Expense Example, with Redemption, 10 Years	1,473
Allspring Small Company Value Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	$ 1,190